CONSOLIDATED STATEMENTS OF OPERATIONS (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest Income
Interest on investment securities and cash	$ 915	$ 1,009
Interest and fees on loans	16,534	15,213
Total interest income	17,449	16,222
Interest Expense
Interest expense non-maturity deposits	442	278
Interest expense time deposits	2,039	2,232
Interest expense borrowed funds	222	175
Interest expense capital lease	17	21
Interest expense on subordinated debt	759	166
Total interest expense	3,479	2,872
Net interest income	13,970	13,350
Loan loss provision	704	(27)
Net interest income after loan loss provision	13,266	13,377
Noninterest income
Overdraft fees on deposits	431	395
Interchange fee income, Net	482	443
Service charges on deposits	56	55
Mortgage fee income	95	102
Customer service fees	54	59
ATM income	27	27
Bank-owned life insurance income	199	53
Unrealized gain on equity securities	0	55
Other income	32	40
Total noninterest income	1,376	1,229
Noninterest expense
Salaries & benefits expense	7,071	6,822
Occupancy expense	859	875
Furniture, fixture & equipment expense	585	527
Data processing expense	948	809
Office supplies expense	81	64
Professional fees	473	607
Advertising and marketing	132	147
Insurance	306	340
Foreclosed asset expense, net	281	493
Check card expense	343	365
Loan expense	219	164
Stockholder expense	172	122
Directors fees and expenses	256	225
Telephone expense	288	244
Core deposit intangible amortization expense	44	56
Other operating expense	586	528
Total noninterest expense	12,644	12,388
Pre-tax income	1,998	2,218
Income tax expense	1,594	877
Net income	404	1,341
Less income attributable to noncontrolling interest	0	222
Net income attributable to Carolina Trust BancShares	$ 404	$ 1,119
Earnings per share
Basic earnings per common share (in dollars per share)	$ 0.09	$ 0.24
Diluted earnings per common share (in dollars per share)	$ 0.09	$ 0.24
Weighted average common shares outstanding (in shares)	4,655,369	4,649,405
Diluted average common shares outstanding (in shares)	4,737,874	4,697,765